PROVISIONS AND CONTINGENT LIABILITIES - Contingent liabilities (Details) $ in Thousands, $ in Millions								1 Months Ended						6 Months Ended		12 Months Ended
	Jun. 30, 2024 COP ($)	Dec. 13, 2023 COP ($)	Nov. 03, 2023 COP ($)	Nov. 03, 2022 COP ($)	Sep. 20, 2022 USD ($)	Sep. 28, 2015 COP ($)	Jun. 03, 2008 USD ($)	Oct. 31, 2022 USD ($) item	Apr. 30, 2022 USD ($)	Mar. 31, 2022 COP ($)	Oct. 31, 2021 USD ($)	Oct. 31, 2018 USD ($)	Oct. 31, 2013 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 COP ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2014 USD ($)	Jun. 30, 2024 COP ($)
Neos Group S.A.S. (in reorganization) and Inversiones Davanic S.A.S.
PROVISIONS AND CONTINGENT LIABILITIES
Damages sought				$ 65,000
Contraloria Departamental de Cundinamarca v. GEHS, Bancolombia and other natural persons
PROVISIONS AND CONTINGENT LIABILITIES
Price agreed						$ 19,000
Fines awarded			$ 7,650
Remediation Plan for Santa Elena's property
PROVISIONS AND CONTINGENT LIABILITIES
Remediation plan timeframe														36 months	36 months
Legal proceedings provision																		$ 73,521
Fredy Alberto Lara Borja
PROVISIONS AND CONTINGENT LIABILITIES
Damages sought		$ 103,943
Quinta Sur S.A.S.
PROVISIONS AND CONTINGENT LIABILITIES
Damages sought										$ 128,000
Constructora Tymsa S.A.
PROVISIONS AND CONTINGENT LIABILITIES
Damages sought											$ 10,000
Five Star Production Inc., Global Men Health Foundation, Ingrid Perscky and Others
PROVISIONS AND CONTINGENT LIABILITIES
Damages sought									$ 5,000
Deniss Rafael Perez Perozo, Carlos Perez Leal and others
PROVISIONS AND CONTINGENT LIABILITIES
Damages sought													$ 5,252,000
Partial payment received, flagged as irregular activity							$ 299
Fund retained flagged as irregular activity															$ 287
DD&C, Carlos Perez Leal and Others
PROVISIONS AND CONTINGENT LIABILITIES
Damages sought								$ 28,100
Number of international banks of the company against whom the case if file | item								5
Number of international transactions on which legal is sought for compensation | item								6
Aggregate amount of alleged fraudulent transactions								$ 1,900
Direccion General de Impuestos Internos of El Salvador
PROVISIONS AND CONTINGENT LIABILITIES
Tax liability amount under examination												$ 11,116
Adjusted rental tax																$ 6,341
ARRENDADORA FINANCIERA S.A.
PROVISIONS AND CONTINGENT LIABILITIES
Damages sought														$ 6,454
Bapa Holdings Corp.
PROVISIONS AND CONTINGENT LIABILITIES
Damages sought					$ 7,000
Superintendencia de Administracion Tributaria
PROVISIONS AND CONTINGENT LIABILITIES
Tax adjustment amount																	$ 13,583
Constructora Primar S.A.S
PROVISIONS AND CONTINGENT LIABILITIES
Damages sought	$ 107,344
Interfast Panama And Pacific Point 96624
PROVISIONS AND CONTINGENT LIABILITIES
Damages sought														15,000
Legal proceedings provision														2,000
Legal proceedings contingent liability
PROVISIONS AND CONTINGENT LIABILITIES
Threshold amount of contingencies significant to financial statements														$ 7,110